Earnings Per Common Share - Additional Information (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Share-based awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share, less than (in shares)	1,000,000	1,000,000	1,000,000	1,000,000
Forward Sale Agreements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share, less than (in shares)	0	1,000,000	0	1,000,000